UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5822

MFS CHARTER INCOME TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: May 31, 2009

ITEM 1.	REPORTS TO STOCKHOLDERS.

Semiannual report

MFS® Charter Income Trust

5/31/09

MCR-SEM

MFS® Charter Income Trust

New York Stock Exchange Symbol: MCR

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

LETTER FROM THE CEO

Dear Shareholders:

The market downturns and economic setbacks of late probably rank among the worst financial declines most of us have experienced. Inevitably, people may be questioning their commitment to investing. Still, it is important to remember that downturns are an inescapable part of the business cycle. Such troughs have been seen before, and if we can use history as a guide, market recoveries typically have followed.

Recent market events have shown the value of certain types of investments. In down markets especially, the benefits that funds offer — diversification, professional management, and transparency of operations — become even more important for investors.

This year, MFS celebrates the 85th anniversary of its flagship fund, Massachusetts Investors Trust. Founded in 1924, Massachusetts Investors Trust was America’s first mutual fund. Over the years, MFS has managed money through wars, recessions, and countless boom and bust market cycles. As dire as today’s economic climate may seem, experience has taught us the benefits of maintaining a long-term view. No one can predict when the market will fully recover. Still, we remain fully confident that the hallmarks of funds — diversification, professional management, and transparency — can serve long-term investors well through any type of market climate.

Respectfully,

Robert J. Manning

Chief Executive Officer and Chief Investment Officer

MFS Investment Management®

July 15, 2009

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

Before investing, consider the fund’s investment objectives, risks, charges, and expenses. For a prospectus containing this and other information, contact MFS or view online. Read it carefully.

MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Yield Corporates	37.3%
Non-U.S. Government Bonds	15.6%
High Grade Corporates	11.8%
Emerging Markets Bonds	9.5%
Mortgage-Backed Securities	7.5%
U.S. Treasury Securities	6.2%
Commercial Mortgage-Backed Securities	5.9%
Floating Rate Loans	2.0%
Asset-Backed Securities	0.9%
U.S. Government Agencies	0.7%
Collateralized Debt Obligations	0.1%

Credit quality of bonds (r)
AAA	26.8%
AA	9.6%
A	6.7%
BBB	11.6%
BB	17.3%
B	17.3%
CCC	7.9%
CC	1.0%
C	0.1%
D	0.7%
Not Rated	1.0%

Portfolio facts
Average Duration (d)(i)	4.7
Average Effective Maturity (i)(m)	6.7 yrs.
Average Credit Quality of Rated Securities (long-term) (a)	BBB
Average Credit Quality of Rated Securities (short-term) (a)	A-1

Country weightings (i)
United States	70.1%
Japan	3.8%
Italy	2.7%
United Kingdom	2.2%
Germany	2.2%
France	2.0%
Canada	1.8%
Spain	1.2%
Brazil	1.1%
Other Countries	12.9%

Portfolio Composition – continued

(a)	The average credit quality of rated securities is based upon a market weighted average of portfolio holdings that are rated by public rating agencies.

(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value.

(i)	For purposes of this presentation, the bond component includes accrued interest amounts and may be positively or negatively impacted by the equivalent exposure from any derivative holdings, if applicable.

(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.

(o)	Less than 0.1%.

(r)	Each security is assigned a rating from Moody’s Investors Service. If not rated by Moody’s, the rating will be that assigned by Standard & Poor’s. Likewise, if not assigned a rating by Standard & Poor’s, it will be based on the rating assigned by Fitch, Inc. For those portfolios that hold a security which is not rated by any of the three agencies, the security is considered Not Rated. Holdings in U.S. Treasuries and government agency mortgage-backed securities, if any, are included in the “AAA”-rating category. Percentages are based on the total market value of investments as of 5/31/09.

Percentages are based on net assets as of 5/31/09, unless otherwise noted.

The portfolio is actively managed and current holdings may be different.

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND RISKS

OF THE FUND

Investment Objective

The fund’s investment objective is to seek high current income, but may also consider capital appreciation. The fund’s objective may be changed without shareholder approval.

Principal Investment Strategies

MFS normally invests the fund’s assets primarily in debt instruments.

MFS normally invests the fund’s assets in U.S. Government securities, foreign government securities, mortgage-backed and other asset-backed securities of U.S. and/or foreign issuers, corporate bonds of U.S. and/or foreign issuers, and/or debt instruments of issuers located in emerging market countries. MFS allocates the fund’s assets across these categories with a view toward broad diversification across and within these categories.

MFS may invest up to 100% of the fund’s assets in lower quality debt instruments.

MFS may invest a relatively high percentage of the fund’s assets in a single country, a small number of countries, or a particular geographic region.

MFS may invest the fund’s assets in mortgage dollar rolls.

MFS may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments.

MFS uses a bottom-up investment approach in buying and selling investments for the fund. Investments are selected primarily based on fundamental analysis of instruments and their issuers in light of current market, economic, political, and regulatory conditions. Factors considered may include the instrument’s credit quality, collateral characteristics, and indenture provisions, and the issuer’s management ability, capital structure, leverage, and ability to meet its current obligations. Quantitative analysis of the structure of the instrument and its features may also be considered.

The fund may use leverage by borrowing up to 33 1/3% of the fund’s assets, including borrowings for investment purposes, and investing the proceeds pursuant to its investment strategies. If approved by the fund’s Board of Trustees, the fund may use leverage by other methods.

MFS may engage in active and frequent trading in pursuing the fund’s principal investment strategies.

In response to market, economic, political, or other conditions, MFS may depart from the fund’s principal investment strategies by temporarily investing for defensive purposes.

Investment Objective, Principal Investment Strategies and Risks of the Fund – continued

Principal Risks

The portfolio’s yield and share prices change daily based on the credit quality of its investments and changes in interest rates. In general, the value of debt securities will decline when interest rates rise and will increase when interest rates fall. Debt securities with longer maturity dates will generally be subject to greater price fluctuations than those with shorter maturities. Mortgage securities are subject to prepayment risk which can offer less potential for gains in a declining interest rate environment and greater potential for loss in a rising interest rate environment. The fund may invest a significant portion of its assets in mortgage-backed securities. The value of mortgage-backed securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Derivatives can be highly volatile and involve risks in addition to those of the underlying indicators upon whose value the derivative is based. Gains or losses from derivatives can be substantially greater than the derivatives’ original cost. Lower quality debt securities involve substantially greater risk of default and their value can decline significantly over time. Foreign investments can be more volatile than U.S. investments. Changes in currency exchange rates can affect the U.S. dollar rate of foreign currency investments and investments denominated in foreign currency. Investing in emerging markets can involve risks in addition to those generally associated with investing in more developed foreign markets. To the extent that investments are purchased with the proceeds from the borrowings from a bank, the fund’s net asset value will increase or decrease at a greater rate than a comparable unleveraged fund. When you sell your shares, they may be worth more or less than the amount you paid for them. Please see the fund’s registration statement for further information regarding these and other risk considerations. A copy of the fund’s registration statement on Form N-2 is available on the EDGAR database on the Securities and Exchange Commission’s Internet Web site at http://sec.gov and on the MFS Web site at mfs.com.

In accordance with Section 23(c) of the Investment Company Act of 1940, the fund hereby gives notice that it may from time to time repurchase shares of the fund in the open market at the option of the Board of Trustees and on such terms as the Trustees shall determine.

PORTFOLIO MANAGERS’ PROFILES

Richard Hawkins	—	Investment Officer of MFS; employed in the investment management area of MFS since 1988. Portfolio Manager of the Fund since July 2004.

John Addeo	—	Investment Officer of MFS; employed in the investment management area of MFS since 1998. Portfolio Manager of the Fund since February 2005.

David Cole	—	Investment Officer of MFS; employed in the investment management area of MFS since 2004. High Yield Analyst at Franklin Templeton Investments from 1999 to 2004. Portfolio Manager of the Fund since October 2006.

Matthew Ryan	—	Investment Officer of MFS; employed in the investment management area of MFS since 1997. Portfolio Manager of the Fund since September 2004.

OTHER NOTES

The fund’s shares may trade at a discount or premium to net asset value. Shareholders do not have the right to cause the fund to repurchase their shares at net asset value. When fund shares trade at a premium, buyers pay more than the net asset value underlying fund shares, and shares purchased at a premium would receive less than the amount paid for them in the event of the fund’s liquidation. As a result, the total return that is calculated based on the net asset value and New York Stock Exchange price can be different.

The fund’s monthly distributions may include a return of capital to shareholders. Distributions that are treated for federal income tax purposes as a return of capital will reduce each shareholder’s basis in his or her shares and, to the extent the return of capital exceeds such basis, will be treated as gain to the shareholder from a sale of shares. It may also result in a recharacterization of what economically represents a return of capital to ordinary income. In addition, distributions of current year long-term gains may be recharacterized as ordinary income. Returns of shareholder capital have the effect of reducing the fund’s assets and may increase the fund’s expense ratio.

DIVIDEND REINVESTMENT AND CASH PURCHASE PLAN

The fund offers a Dividend Reinvestment and Cash Purchase Plan (the “Plan”) that allows common shareholders to reinvest either all of the distributions paid by the fund or only the long-term capital gains. Generally, purchases are made at the market price unless that price exceeds the net asset value (the shares are trading at a premium). If the shares are trading at a premium, purchases will be made at a price of either the net asset value or 95% of the market price, whichever is greater. You can also buy shares on a quarterly basis in any amount $100 and over. The Plan Agent will purchase shares under the Cash Purchase Plan on the 15th of January, April, July, and October or shortly thereafter.

If shares are registered in your own name, new shareholders will automatically participate in the Plan, unless you have indicated that you do not wish to participate. If your shares are in the name of a brokerage firm, bank, or other nominee, you can ask the firm or nominee to participate in the Plan on your behalf. If the nominee does not offer the Plan, you may wish to request that your shares be re-registered in your own name so that you can participate. There is no service charge to reinvest distributions, nor are there brokerage charges for shares issued directly by the fund. However, when shares are bought on the New York Stock Exchange or otherwise on the open market, each participant pays a pro rata share of the transaction expenses, including commissions. Dividends and capital gains distributions are taxable whether received in cash or reinvested in additional shares – the automatic reinvestment of distributions does not relieve you of any income tax that may be payable (or required to be withheld) on the distributions.

You may withdraw from the Plan at any time by going to the Plan Agent’s website at www.computershare.com, by calling
1-800-637-2304 any business day from 9 a.m. to 5 p.m. Eastern time or by writing to the Plan Agent at P.O. Box 43078, Providence, RI 02940-3078. Please have available the name of the fund and your account number. For certain types of registrations, such as corporate accounts, instructions must be submitted in writing. Please call for additional details. When you withdraw from the Plan, you can receive the value of the reinvested shares in one of three ways: your full shares will be held in your account, the Plan Agent will sell your shares and send the proceeds to you, or you may transfer your full shares to your investment professional who can hold or sell them. Additionally, the Plan Agent will sell your fractional shares and send the proceeds to you.

If you have any questions or for further information or a copy of the Plan, contact the Plan Agent Computershare Trust Company, N.A. (the Transfer Agent for the fund) at 1-800-637-2304, at the Plan Agent’s website at

Dividend Reinvestment and Cash Purchase Plan – continued

www.computershare.com, or by writing to the Plan Agent at P.O. Box 43078, Providence, RI 02940-3078.

The following changes in the Plan will take effect on September 1, 2009:

•

When dividend reinvestment is being made through purchases in the open market, such purchases will be made on or shortly after the payment date for such distribution (except where temporary limits on purchases are legally required) and in no event more than 15 days thereafter (instead of 45 days as previously specified).

•

In an instance where the Plan Agent either cannot invest the full amount of the distribution through open market purchases or the fund’s shares are no longer selling at a discount to the current net asset value per share, the fund will supplementally issue additional shares at the greater of net asset value per share or 95% of the current market value price per share calculated on the date that such request is made (instead of the distribution date net asset value as previously specified). This price may be greater or lesser than the fund’s net asset value per share on the distribution payment date.

PORTFOLIO OF INVESTMENTS

5/31/09 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Bonds - 92.0%
Issuer	Shares/Par	Value ($)

Aerospace - 0.3%
Bombardier, Inc., 6.3%, 2014 (n)	$ 1,000,000	$875,000
Hawker Beechcraft Acquisition Co. LLC, 8.5%, 2015	795,000	333,900
TransDigm Group, Inc., 7.75%, 2014	390,000	376,350

		$1,585,250
Airlines - 0.3%
AMR Corp., 7.858%, 2011	$ 1,110,000	$1,015,650
Continental Airlines, Inc., 7.339%, 2014	431,000	293,080
Delta Air Lines, Inc., 7.111%, 2011	85,000	79,050

		$1,387,780
Asset Backed & Securitized - 6.8%
Asset Securitization Corp., FRN, 8.335%, 2029	$ 759,930	$839,888
Banc of America Commercial Mortgage, Inc., FRN, 6.165%, 2051	6,000,000	4,855,304
Bayview Financial Acquisition Trust, FRN, 5.483%, 2041	404,000	300,469
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.116%, 2040 (z)	1,160,000	427,692
Citigroup/Deutsche Bank Commercial Mortgage Trust, FRN, 5.366%, 2049	1,605,000	765,203
Commercial Mortgage Pass-Through Certificates, FRN, 5.986%, 2046	230,000	119,087
Countrywide Asset-Backed Certificates, FRN, 5.147%, 2035	2,000,000	1,366,715
Credit Suisse Mortgage Capital Certificate, 5.343%, 2039	1,080,744	527,896
Crest Ltd., CDO, 7%, 2040	2,000,000	150,000
CWCapital LLC, 5.223%, 2048	5,839,000	4,331,907
DLJ Commercial Mortgage Corp., 6.04%, 2031 (z)	2,000,000	1,775,172
First Union-Lehman Brothers Bank of America, FRN, 0.418%, 2035 (i)	21,471,956	331,843
First Union-Lehman Brothers Commercial Mortgage Trust, 7%, 2029 (n)	567,875	577,009
Greenwich Capital Commercial Funding Corp., FRN, 5.916%, 2038	4,839,456	3,975,821
JPMorgan Chase Commercial Mortgage Securities Corp., 5.429%, 2043	6,000,000	4,789,034
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 6.062%, 2051	185,000	38,889
Merrill Lynch Mortgage Trust, FRN, 5.828%, 2050	185,000	45,515
Morgan Stanley Capital I, Inc., 5.168%, 2042	919,020	843,381
Mortgage Capital Funding, Inc., FRN, 2.321%, 2031 (i)	419,227	21

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Asset Backed & Securitized - continued
New Century Home Equity Loan Trust, FRN, 4.532%, 2035	$ 1,566,923	$1,505,274
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032 (z)	2,510,000	2,332,588
Spirit Master Funding LLC, 5.05%, 2023 (z)	1,640,995	1,185,273
Structured Asset Securities Corp., FRN, 4.67%, 2035	947,820	784,595
Wachovia Bank Commercial Mortgage Trust, FRN, 5.69%, 2047	1,503,155	242,460

		$32,111,036
Automotive - 1.7%
Accuride Corp., 8.5%, 2015	$ 780,000	$230,100
Allison Transmission, Inc., 11%, 2015 (n)	1,855,000	1,446,900
FCE Bank PLC, 7.125%, 2012	EUR 2,800,000	3,364,604
Ford Motor Credit Co. LLC, 9.75%, 2010	$ 1,240,000	1,174,096
Ford Motor Credit Co. LLC, 12%, 2015	362,000	332,834
Ford Motor Credit Co. LLC, 8%, 2016	250,000	200,761
Goodyear Tire & Rubber Co., 9%, 2015	880,000	840,400
Goodyear Tire & Rubber Co., 10.5%, 2016	385,000	383,075

		$7,972,770
Broadcasting - 1.5%
Allbritton Communications Co., 7.75%, 2012	$ 2,085,000	$1,454,287
Clear Channel Communications, Inc., 6.25%, 2011	1,240,000	415,400
Clear Channel Communications, Inc., 10.75%, 2016	280,000	67,200
Intelsat Jackson Holdings Ltd., 9.5%, 2016 (n)	1,415,000	1,407,925
Lamar Media Corp., 7.25%, 2013	675,000	617,625
Lamar Media Corp., 6.625%, 2015	1,085,000	922,250
Lamar Media Corp., “C”, 6.625%, 2015	245,000	198,450
LIN TV Corp., 6.5%, 2013	1,415,000	979,887
Local TV Finance LLC, 9.25%, 2015 (p)(z)	900,000	121,125
Newport Television LLC, 13%, 2017 (n)(p)	105,000	2,122
News America, Inc., 6.2%, 2034	325,000	265,191
Nexstar Broadcasting Group, Inc., 7%, 2014	168,000	58,380
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014 (p)(z)	507,439	144,176
Univision Communications, Inc., 9.75%, 2015 (n)(p)	965,000	277,196

		$6,931,214
Brokerage & Asset Managers - 0.3%
Janus Capital Group, Inc., 6.95%, 2017	$ 1,420,000	$1,118,926
Nuveen Investments, Inc., 10.5%, 2015 (n)	1,020,000	545,700

		$1,664,626

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Building - 0.8%
Associated Materials, Inc., 9.75%, 2012	$ 1,075,000	$908,375
Building Materials Corp. of America, 7.75%, 2014	300,000	262,500
CRH PLC, 8.125%, 2018	898,000	840,708
Nortek, Inc., 10%, 2013	1,245,000	806,138
Ply Gem Industries, Inc., 11.75%, 2013	1,435,000	918,400

		$3,736,121
Business Services - 0.8%
First Data Corp., 9.875%, 2015	$ 1,990,000	$1,353,200
Iron Mountain, Inc., 6.625%, 2016	775,000	716,875
SunGard Data Systems, Inc., 9.125%, 2013	205,000	197,312
SunGard Data Systems, Inc., 10.25%, 2015	1,760,000	1,597,200

		$3,864,587
Cable TV - 2.6%
CCO Holdings LLC, 8.75%, 2013	$ 1,500,000	$1,372,500
Charter Communications, Inc., 10.375%, 2014 (n)	590,000	560,500
Charter Communications, Inc., 10.875%, 2014 (n)	395,000	406,850
CSC Holdings, Inc., 8.5%, 2014 (n)	270,000	268,650
CSC Holdings, Inc., 8.5%, 2015 (n)	1,980,000	1,950,300
DirectTV Holdings LLC, 7.625%, 2016	2,890,000	2,796,075
Mediacom LLC, 9.5%, 2013	850,000	811,750
TCI Communications, Inc., 9.8%, 2012	701,000	777,721
Videotron LTEE, 6.875%, 2014	925,000	874,125
Virgin Media Finance PLC, 9.5%, 2016	395,000	377,517
Virgin Media, Inc., 9.125%, 2016	2,185,000	2,108,525

		$12,304,513
Chemicals - 0.8%
Innophos Holdings, Inc., 8.875%, 2014	$ 850,000	$762,875
Momentive Performance Materials, Inc., 10.125%, 2014 (p)	690,616	169,215
Momentive Performance Materials, Inc., 11.5%, 2016	837,000	196,695
Mosaic Co., 7.625%, 2016 (n)	1,525,000	1,517,375
Nalco Co., 7.75%, 2011	97,000	97,970
Yara International A.S.A., 5.25%, 2014 (n)	1,200,000	1,103,533

		$3,847,663
Computer Software - 0.4%
Seagate Technology HDD Holdings, 6.375%, 2011	$ 1,950,000	$1,823,250

Computer Software - Systems - 0.3%
International Business Machines Corp., 8%, 2038	$ 1,000,000	$1,277,815

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Conglomerates - 0.4%
Actuant Corp., 6.875%, 2017	$ 1,005,000	$899,475
Kennametal, Inc., 7.2%, 2012	1,140,000	1,131,665

		$2,031,140
Construction - 0.1%
Lennar Corp., 12.25%, 2017 (n)	$ 345,000	$355,350

Consumer Goods & Services - 1.6%
Corrections Corp. of America, 6.25%, 2013	$ 310,000	$293,725
Fortune Brands, Inc., 5.125%, 2011	671,000	680,460
GEO Group, Inc., 8.25%, 2013	125,000	121,875
Jarden Corp., 7.5%, 2017	1,405,000	1,215,325
KAR Holdings, Inc., 10%, 2015	1,040,000	837,200
KAR Holdings, Inc., FRN, 5.027%, 2014	380,000	285,000
Service Corp. International, 7%, 2017	3,030,000	2,764,875
Ticketmaster, 10.75%, 2016 (n)	1,510,000	1,208,000

		$7,406,460
Containers - 0.7%
Crown Americas LLC, 7.625%, 2013	$ 500,000	$487,500
Crown Americas LLC, 7.75%, 2015	565,000	550,875
Graham Packaging Holdings Co., 9.875%, 2014	800,000	712,000
Greif, Inc., 6.75%, 2017	855,000	793,013
Owens-Brockway Glass Container, Inc., 8.25%, 2013	940,000	940,000

		$3,483,388
Defense Electronics - 0.8%
BAE Systems Holdings, Inc., 4.75%, 2010 (n)	$ 474,000	$477,017
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	750,000	704,224
L-3 Communications Corp., 5.875%, 2015	1,145,000	1,019,050
L-3 Communications Corp., 6.375%, 2015	1,500,000	1,365,000

		$3,565,291
Electronics - 0.4%
Avago Technologies Ltd., 11.875%, 2015	$ 500,000	$455,000
Flextronics International Ltd., 6.25%, 2014	1,170,000	1,047,150
Freescale Semiconductor, Inc., 8.875%, 2014	635,000	285,750
Spansion, Inc., 11.25%, 2016 (d)(n)	620,000	139,500

		$1,927,400
Emerging Market Quasi-Sovereign - 4.1%
Banco Nacional de Desenvolvimento Economico e Social, 6.369%, 2018 (n)	$ 116,000	$117,450

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Quasi-Sovereign - continued
Corporación Nacional del Cobre de Chile, 7.5%, 2019 (n)	$ 253,000	$284,996
Export-Import Bank of Korea, 8.125%, 2014	633,000	696,072
Gazprom International S.A., 7.201%, 2020	415,334	390,414
Hana Bank, 6.5%, 2012 (n)	548,000	569,199
Industrial Bank of Korea, 7.125%, 2014 (n)	945,000	956,404
KazMunaiGaz Finance B.V., 8.375%, 2013 (n)	251,000	228,410
KazMunaiGaz Finance B.V., 9.125%, 2018 (n)	733,000	670,695
Korea Development Bank, 8%, 2014	168,000	181,919
Majapahit Holding B.V., 7.25%, 2017 (n)	1,478,000	1,278,470
Mubadala Development Co., 5.75%, 2014 (n)	941,000	942,741
Mubadala Development Co., 7.625%, 2019 (n)	1,869,000	1,874,046
National Power Corp., 7.25%, 2019 (z)	752,000	765,160
National Power Corp., FRN, 5.5%, 2011	390,000	390,479
Pemex Project Funding Master Trust, 5.75%, 2018	2,006,000	1,885,640
Pemex Project Funding Master Trust, FRN, 1.864%, 2012	1,100,000	1,036,750
Petrobras International Finance Co., 7.875%, 2019	581,000	633,290
Petroleos de Venezuela S.A., 5.25%, 2017	950,000	403,750
Petroleos Mexicanos, 8%, 2019 (n)	1,101,000	1,203,393
Petroleum Co. of Trinidad & Tobago Ltd., 6%, 2022 (n)	430,000	331,917
Petronas Capital Ltd., 7.875%, 2022	600,000	696,421
Ras Laffan Liquefied Natural Gas Co. Ltd., 8.294%, 2014 (n)	2,490,000	2,620,700
SB Capital S.A., 5.93%, 2011	930,000	920,700
TransCapitalInvest Ltd., 5.67%, 2014	115,000	99,913

		$19,178,929
Emerging Market Sovereign - 3.0%
Emirate of Abu Dhabi, 6.75%, 2019 (z)	$ 218,000	$226,276
Federative Republic of Brazil, 6%, 2017	1,670,000	1,722,605
Republic of Argentina, FRN, 1.683%, 2012	1,947,150	1,231,508
Republic of Colombia, 7.375%, 2017	1,393,000	1,506,529
Republic of Columbia, 7.375%, 2019	465,000	492,900
Republic of Indonesia, 10.375%, 2014 (n)	252,000	289,170
Republic of Indonesia, 6.875%, 2017 (n)	171,000	164,587
Republic of Indonesia, 6.875%, 2018 (n)	531,000	505,778
Republic of Indonesia, 6.875%, 2018	204,000	194,310
Republic of Indonesia, 11.625%, 2019 (n)	1,703,000	2,137,265
Republic of Indonesia, 7.75%, 2038 (n)	593,000	551,490
Republic of Panama, 9.375%, 2029	1,747,000	2,157,545
Republic of Peru, 7.125%, 2019	298,000	318,860
Republic of South Africa, 6.875%, 2019	167,000	167,835
Republic of Turkey, 7.5%, 2019	289,000	295,503

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Emerging Market Sovereign - continued
State of Qatar, 5.15%, 2014 (n)	$ 1,249,000	$1,273,980
State of Qatar, 6.55%, 2019 (n)	864,000	896,400

		$14,132,541
Energy - Independent - 3.2%
Anadarko Petroleum Corp., 6.45%, 2036	$ 160,000	$133,232
Chaparral Energy, Inc., 8.875%, 2017	1,205,000	694,381
Chesapeake Energy Corp., 9.5%, 2015	335,000	330,813
Chesapeake Energy Corp., 6.375%, 2015	2,200,000	1,886,500
Chesapeake Energy Corp., 6.875%, 2016	1,070,000	922,875
Forest Oil Corp., 8.5%, 2014 (n)	70,000	67,550
Forest Oil Corp., 7.25%, 2019	1,985,000	1,707,100
Hilcorp Energy I LP, 9%, 2016 (n)	1,095,000	963,600
Mariner Energy, Inc., 8%, 2017	1,310,000	1,034,900
McMoRan Exploration Co., 11.875%, 2014	645,000	499,875
Newfield Exploration Co., 6.625%, 2014	650,000	598,000
Newfield Exploration Co., 6.625%, 2016	225,000	203,625
OPTI Canada, Inc., 8.25%, 2014	1,340,000	924,600
Petrohawk Energy Corp., 10.5%, 2014 (n)	740,000	758,500
Plains Exploration & Production Co., 7%, 2017	1,520,000	1,322,400
Quicksilver Resources, Inc., 8.25%, 2015	290,000	242,150
Quicksilver Resources, Inc., 7.125%, 2016	1,620,000	1,182,600
Range Resources Corp., 8%, 2019	440,000	433,400
SandRidge Energy, Inc., 9.875%, 2016 (z)	250,000	238,125
SandRidge Energy, Inc., 8%, 2018 (n)	1,020,000	861,900
Talisman Energy, Inc., 7.75%, 2019	280,000	293,542

		$15,299,668
Energy - Integrated - 0.2%
ConocoPhillips, 6.5%, 2039	$ 170,000	$175,686
Hess Corp., 8.125%, 2019	100,000	109,876
Husky Energy, Inc., 5.9%, 2014	306,000	312,820
Husky Energy, Inc., 7.25%, 2019	324,000	338,121

		$936,503
Entertainment - 0.4%
AMC Entertainment, Inc., 11%, 2016	$ 1,200,000	$1,206,000
AMC Entertainment, Inc., 8.75%, 2019 (z)	660,000	635,250

		$1,841,250
Financial Institutions - 1.0%
GMAC LLC, 6.875%, 2011 (z)	$ 2,324,000	$2,079,980
GMAC LLC, 7%, 2012 (z)	455,000	398,125

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Financial Institutions - continued
GMAC LLC, 6.75%, 2014 (z)	$ 615,000	$513,525
GMAC LLC, 8%, 2031 (z)	799,000	599,250
ILFC E-Capital Trust I, 5.9% to 2010, FRN to 2065 (n)	2,500,000	950,000

		$4,540,880
Food & Beverages - 1.3%
Anheuser-Busch Companies, Inc., 6.875%, 2019 (z)	$ 1,300,000	$1,314,882
ARAMARK Corp., 8.5%, 2015	1,154,000	1,100,628
B&G Foods, Inc., 8%, 2011	170,000	167,450
Conagra Foods, Inc., 7%, 2019	430,000	462,622
Dean Foods Co., 7%, 2016	1,300,000	1,218,750
Del Monte Corp., 6.75%, 2015	1,170,000	1,108,575
General Mills, Inc., 5.65%, 2012	156,000	166,702
Tyson Foods, Inc., 7.85%, 2016	912,000	858,469

		$6,398,078
Food & Drug Stores - 0.2%
CVS Caremark Corp., 6.6%, 2019	$ 740,000	$768,523

Forest & Paper Products - 1.6%
Buckeye Technologies, Inc., 8.5%, 2013	$ 425,000	$393,125
Cellu Tissue Holdings, Inc., 11.5%, 2014 (z)	770,000	752,675
Georgia-Pacific Corp., 7.125%, 2017 (n)	2,085,000	1,959,900
Georgia-Pacific Corp., 8%, 2024	140,000	119,000
Graphic Packaging International Corp., 9.5%, 2013	1,310,000	1,224,850
International Paper Co., 7.4%, 2014	900,000	886,482
Jefferson Smurfit Corp., 8.25%, 2012 (d)	1,425,000	448,875
NewPage Holding Corp., 10%, 2012	1,000,000	560,000
Smurfit-Stone Container Corp., 8%, 2017 (d)	536,000	174,200
Stora Enso Oyj, 6.404%, 2016 (n)	1,560,000	1,138,800

		$7,657,907
Gaming & Lodging - 2.3%
Ameristar Casinos, Inc., 9.25%, 2014 (z)	$ 305,000	$308,050
Boyd Gaming Corp., 6.75%, 2014	1,255,000	978,900
Firekeepers Development Authority, 13.875%, 2015 (z)	270,000	243,000
Fontainebleau Las Vegas Holdings LLC, 10.25%, 2015 (a)(n)	460,000	20,700
Harrah’s Operating Co., Inc., 11.25%, 2017 (z)	280,000	271,600
Harrah’s Operating Co., Inc., 10%, 2018 (z)	735,000	490,613
Harrah’s Operating Co., Inc., 10%, 2018 (z)	2,024,000	1,351,020
Host Hotels & Resorts, Inc., 7.125%, 2013	470,000	437,100
Host Hotels & Resorts, Inc., 6.75%, 2016	880,000	756,800
Host Hotels & Resorts, Inc., 9%, 2017 (z)	130,000	122,200

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Gaming & Lodging - continued
MGM Mirage, 6.75%, 2013	$ 20,000	$13,300
MGM Mirage, 5.875%, 2014	480,000	304,800
MGM Mirage, 10.375%, 2014 (z)	145,000	149,350
MGM Mirage, 7.5%, 2016	640,000	416,000
MGM Mirage, 11.125%, 2017 (z)	365,000	382,338
Pinnacle Entertainment, Inc., 7.5%, 2015	2,440,000	2,037,400
Royal Caribbean Cruises Ltd., 7%, 2013	545,000	453,712
Scientific Games Corp., 6.25%, 2012	380,000	349,600
Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 2012	325,000	316,062
Starwood Hotels & Resorts Worldwide, Inc., 6.75%, 2018	235,000	199,750
Station Casinos, Inc., 6%, 2012 (d)	1,730,000	622,800
Station Casinos, Inc., 6.5%, 2014 (d)	25,000	750
Station Casinos, Inc., 6.875%, 2016 (d)	980,000	29,400
Trump Entertainment Resorts Holdings, Inc., 8.5%, 2015 (d)	1,540,000	184,800
Wyndham Worldwide Corp., 6%, 2016	705,000	528,351

		$10,968,396
Industrial - 0.2%
Baldor Electric Co., 8.625%, 2017	$ 530,000	$482,300
Blount International, Inc., 8.875%, 2012	180,000	179,100
JohnsonDiversey, Inc., 9.625%, 2012	EUR 125,000	156,390
JohnsonDiversey, Inc., “B”, 9.625%, 2012	$ 310,000	302,250

		$1,120,040
Insurance - Property & Casualty - 1.1%
Allstate Corp., 7.45%, 2019	$ 850,000	$887,922
AXIS Capital Holdings Ltd., 5.75%, 2014	1,689,000	1,463,133
Fund American Cos., Inc., 5.875%, 2013	811,000	650,591
USI Holdings Corp., FRN, 4.758%, 2014 (n)	1,005,000	550,238
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2037 (n)	2,490,000	1,643,400

		$5,195,284
International Market Quasi-Sovereign - 0.6%
Canada Housing Trust, 4.6%, 2011 (n)	CAD 392,000	$382,916
ING Bank N.V., 3.9%, 2014 (n)	$ 1,390,000	1,429,761
Societe Financement de l’ Economie, 3.375%, 2014 (n)	1,000,000	1,002,099

		$2,814,776
International Market Sovereign - 14.2%
Federal Republic of Germany, 5.25%, 2010	EUR 3,901,000	$5,767,366
Federal Republic of Germany, 3.75%, 2015	EUR 1,906,000	2,818,081
Federal Republic of Germany, 6.25%, 2030	EUR 926,000	1,613,526
Government of Canada, 4.5%, 2015	CAD 1,035,000	1,041,181

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
International Market Sovereign - continued
Government of Canada, 5.75%, 2033	CAD 238,000	$271,576
Government of Japan, 0.8%, 2010	JPY 187,800,000	1,989,832
Government of Japan, 1.5%, 2012	JPY 552,000,000	5,961,542
Government of Japan, 1.3%, 2014	JPY 227,600,000	2,431,751
Government of Japan, 1.7%, 2017	JPY 125,600,000	1,357,065
Government of Japan, 2.2%, 2027	JPY 504,000,000	5,379,010
Kingdom of Belgium, 5.5%, 2017	EUR 1,254,000	1,959,630
Kingdom of Netherlands, 3.75%, 2014	EUR 1,072,000	1,567,497
Kingdom of Spain, 5.35%, 2011	EUR 2,742,000	4,185,852
Kingdom of Spain, 4.6%, 2019	EUR 815,000	1,180,788
Kingdom of Sweden, 4.5%, 2015	SEK 2,635,000	373,148
Republic of Austria, 4.65%, 2018	EUR 737,000	1,077,321
Republic of France, 4.75%, 2012	EUR 769,000	1,174,073
Republic of France, 5%, 2016	EUR 374,000	578,688
Republic of France, 6%, 2025	EUR 524,000	874,111
Republic of France, 4.75%, 2035	EUR 2,110,000	3,058,970
Republic of Greece, 3.6%, 2016	EUR 2,208,000	2,923,611
Republic of Ireland, 4.6%, 2016	EUR 1,179,000	1,649,017
Republic of Italy, 4.75%, 2013	EUR 4,881,000	7,335,949
Republic of Italy, 5.25%, 2017	EUR 2,865,000	4,372,527
Republic of Portugal, 4.45%, 2018	EUR 1,115,000	1,600,218
United Kingdom Treasury, 8%, 2015	GBP 875,000	1,859,600
United Kingdom Treasury, 8%, 2021	GBP 588,000	1,333,370
United Kingdom Treasury, 4.25%, 2036	GBP 808,000	1,235,317

		$66,970,617
Machinery & Tools - 0.2%
Case New Holland, Inc., 7.125%, 2014	$ 995,000	$922,863

Major Banks - 2.4%
Bank of America Corp., 7.375%, 2014	$ 1,000,000	$1,052,416
Bank of America Corp., 7.625%, 2019	370,000	374,234
Bank of America Corp., 8% to 2018, FRN to 2049	600,000	469,518
BNP Paribas, 5.186% to 2015, FRN to 2049 (n)	1,667,000	1,096,416
Credit Suisse New York, 5.5%, 2014	1,000,000	1,009,999
Goldman Sachs Group, Inc., 6%, 2014	2,000,000	2,033,462
JPMorgan Chase & Co., 6.3%, 2019	1,000,000	994,909
Kookmin Bank, 7.25%, 2014 (z)	600,000	609,193
Morgan Stanley, 5.75%, 2016	397,000	375,994
Morgan Stanley, 6.625%, 2018	391,000	386,535
Morgan Stanley, 7.3%, 2019	830,000	850,204
MUFG Capital Finance 1 Ltd., 6.346% to 2016, FRN to 2049	289,000	250,892

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Major Banks - continued
Natixis S.A., 10% to 2018, FRN to 2049 (n)	$ 2,510,000	$1,381,052
UniCredito Luxembourg Finance S.A., 6%, 2017 (n)	830,000	675,413

		$11,560,237
Medical & Health Technology & Services - 4.1%
Biomet, Inc., 10%, 2017	$ 615,000	$628,838
Biomet, Inc., 11.625%, 2017	2,260,000	2,226,100
Community Health Systems, Inc., 8.875%, 2015	1,510,000	1,493,013
Cooper Cos., Inc., 7.125%, 2015	570,000	545,775
DaVita, Inc., 6.625%, 2013	294,000	275,625
DaVita, Inc., 7.25%, 2015	1,595,000	1,499,300
Fisher Scientific International, Inc., 6.125%, 2015	1,254,000	1,254,000
Fresenius Medical Care AG & Co. KGaA, 9%, 2015 (n)	665,000	688,275
HCA, Inc., 8.75%, 2010	480,000	480,000
HCA, Inc., 9.25%, 2016	4,130,000	4,057,725
HCA, Inc., 8.5%, 2019 (n)	605,000	591,388
Hospira, Inc., 6.05%, 2017	655,000	617,631
McKesson Corp., 7.5%, 2019	110,000	121,390
Owens & Minor, Inc., 6.35%, 2016	970,000	853,092
Psychiatric Solutions, Inc., 7.75%, 2015 (z)	260,000	231,400
Psychiatric Solutions, Inc., 7.75%, 2015	850,000	765,000
U.S. Oncology, Inc., 10.75%, 2014	1,340,000	1,276,350
Universal Hospital Services, Inc., 8.5%, 2015 (p)	1,030,000	988,800
VWR Funding, Inc., 10.25%, 2015 (p)	1,000,000	750,000

		$19,343,702
Metals & Mining - 2.2%
Arch Western Finance LLC, 6.75%, 2013	$ 1,655,000	$1,506,050
FMG Finance Ltd., 10.625%, 2016 (n)	1,135,000	1,007,313
Freeport-McMoRan Copper & Gold, Inc., 8.375%, 2017	3,670,000	3,642,475
Freeport-McMoRan Copper & Gold, Inc., FRN, 4.995%, 2015	265,000	238,500
International Steel Group, Inc., 6.5%, 2014	1,300,000	1,195,516
Ispat Inland ULC, 9.75%, 2014	1,200,000	1,190,743
Peabody Energy Corp., 5.875%, 2016	675,000	592,313
Peabody Energy Corp., 7.375%, 2016	1,245,000	1,185,863

		$10,558,773
Mortgage Backed - 7.5%
Fannie Mae, 3.81%, 2013	$ 321,004	$327,680
Fannie Mae, 4.1%, 2013	522,612	538,671
Fannie Mae, 4.19%, 2013	422,613	436,743
Fannie Mae, 4.845%, 2013	143,128	151,220
Fannie Mae, 4.589%, 2014	327,462	342,215

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage Backed - continued
Fannie Mae, 4.6%, 2014	$ 433,971	$453,589
Fannie Mae, 4.609%, 2014	495,855	518,762
Fannie Mae, 4.77%, 2014	338,049	355,070
Fannie Mae, 4.56%, 2015	182,168	189,258
Fannie Mae, 4.665%, 2015	147,663	154,164
Fannie Mae, 4.7%, 2015	140,934	147,361
Fannie Mae, 4.74%, 2015	348,805	364,414
Fannie Mae, 4.78%, 2015	407,251	426,564
Fannie Mae, 4.815%, 2015	360,000	377,052
Fannie Mae, 4.87%, 2015	297,909	313,473
Fannie Mae, 4.89%, 2015	99,443	104,831
Fannie Mae, 4.921%, 2015	995,880	1,049,836
Fannie Mae, 6%, 2016 - 2037	4,837,223	5,091,314
Fannie Mae, 5.5%, 2019 - 2035	13,688,669	14,237,203
Fannie Mae, 4.88%, 2020	289,035	298,712
Fannie Mae, 6.5%, 2032 - 2033	1,147,108	1,235,793
Fannie Mae, 5%, 2034	3,782,130	3,887,360
Freddie Mac, 5%, 2024	73,570	75,097
Freddie Mac, 5.5%, 2034	3,226,541	3,348,343
Freddie Mac, 6%, 2034	829,088	873,211

		$35,297,936
Natural Gas - Distribution - 0.6%
AmeriGas Partners LP, 7.25%, 2015	$ 670,000	$629,800
AmeriGas Partners LP, 7.125%, 2016	925,000	856,781
EQT Corp., 8.125%, 2019	1,000,000	1,031,570
Inergy LP, 6.875%, 2014	585,000	535,275

		$3,053,426
Natural Gas - Pipeline - 1.7%
Atlas Pipeline Partners LP, 8.125%, 2015	$ 1,500,000	$922,500
Atlas Pipeline Partners LP, 8.75%, 2018	250,000	152,500
CenterPoint Energy, Inc., 7.875%, 2013	960,000	1,008,000
Deutsche Bank (El Paso Performance-Linked Trust, CLN), 7.75%, 2011 (n)	1,890,000	1,866,959
El Paso Corp., 8.25%, 2016	675,000	669,938
El Paso Corp., 7.25%, 2018	595,000	548,032
El Paso Corp., 7.75%, 2032	201,000	159,500
Kinder Morgan, Inc., 6.5%, 2012	210,000	203,175
MarkWest Energy Partners LP, 6.875%, 2014 (z)	720,000	579,600
Spectra Energy Capital LLC, 8%, 2019	810,000	842,701
Williams Partners LP, 7.25%, 2017	1,355,000	1,219,500

		$8,172,405

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Network & Telecom - 2.8%
AT&T, Inc., 6.55%, 2039	$ 170,000	$166,025
Cincinnati Bell, Inc., 8.375%, 2014	1,000,000	946,250
Citizens Communications Co., 9.25%, 2011	815,000	844,544
Citizens Communications Co., 9%, 2031	405,000	341,719
Nordic Telephone Co. Holdings, 8.875%, 2016 (n)	1,177,000	1,177,000
Qwest Communications International, Inc., 7.25%, 2011	2,500,000	2,425,000
Qwest Corp., 7.875%, 2011	1,020,000	1,016,175
Qwest Corp., 8.875%, 2012	980,000	987,350
Qwest Corp., 8.375%, 2016 (z)	278,000	273,135
Telemar Norte Leste S.A., 9.5%, 2019 (n)	1,578,000	1,672,680
TELUS Corp., 8%, 2011	779,000	837,496
Verizon New York, Inc., 6.875%, 2012	1,525,000	1,602,348
Windstream Corp., 8.625%, 2016	980,000	962,850

		$13,252,572
Other Banks & Diversified Financials - 0.6%
Bosphorus Financial Services Ltd., FRN, 2.683%, 2012 (z)	$ 1,031,250	$893,763
Resona Bank Ltd., 5.85% to 2016, FRN to 2049 (n)	655,000	484,700
Woori Bank, 6.125% to 2011, FRN to 2016 (n)	1,490,000	1,327,346

		$2,705,809
Pharmaceuticals - 0.1%
Roche Holdings, Inc., 6%, 2019 (n)	$ 290,000	$300,350
Roche Holdings, Inc., 7%, 2039 (n)	115,000	122,826

		$423,176
Pollution Control - 0.0%
Allied Waste North America, Inc., 7.125%, 2016	$ 75,000	$73,313

Precious Metals & Minerals - 0.7%
Alrosa Finance S.A., 8.875%, 2014	$ 2,016,000	$1,663,200
Teck Resources Ltd., 9.75%, 2014 (n)	365,000	363,175
Teck Resources Ltd., 10.75%, 2019 (n)	1,480,000	1,522,550

		$3,548,925
Printing & Publishing - 0.5%
American Media Operations, Inc., 9%, 2013 (p)(z)	$ 10,399	$5,064
American Media Operations, Inc., 14%, 2013 (p)(z)	108,581	41,538
Dex Media West LLC, 9.875%, 2013 (d)	1,855,000	398,825
Idearc, Inc., 8%, 2016 (d)	568,000	12,780
Nielsen Finance LLC, 10%, 2014	1,605,000	1,528,763
Nielsen Finance LLC, 11.5%, 2016 (n)	295,000	280,250

		$2,267,220

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Railroad & Shipping - 0.1%
Kansas City Southern Railway, 8%, 2015	$ 340,000	$292,400

Real Estate - 0.3%
HRPT Properties Trust, REIT, 6.25%, 2016	$ 853,000	$688,177
Simon Property Group, Inc., REIT, 5.875%, 2017	756,000	674,689

		$1,362,866
Retailers - 0.8%
Couche-Tard, Inc., 7.5%, 2013	$ 350,000	$345,625
Dollar General Corp., 11.875%, 2017 (p)	130,000	137,150
General Nutrition Centers, Inc., FRN, 6.403%, 2014 (p)	740,000	612,350
Home Depot, Inc., 5.875%, 2036	509,000	408,265
Limited Brands, Inc., 5.25%, 2014	180,000	150,063
Macy’s Retail Holdings, Inc., 5.35%, 2012	295,000	271,303
Macy’s Retail Holdings, Inc., 5.75%, 2014	680,000	571,324
Rite Aid Corp., 7.5%, 2017	355,000	278,675
Sally Beauty Holdings, Inc., 10.5%, 2016	985,000	987,463

		$3,762,218
Specialty Chemicals - 0.2%
Ashland, Inc., 9.125%, 2017 (z)	$ 730,000	$740,950

Specialty Stores - 0.1%
GSC Holdings Corp., 8%, 2012	$ 220,000	$220,825
Payless ShoeSource, Inc., 8.25%, 2013	170,000	146,200

		$367,025
Supermarkets - 0.4%
Delhaize America, Inc., 9%, 2031	$ 980,000	$1,077,046
SUPERVALU, Inc., 8%, 2016	1,020,000	999,600

		$2,076,646
Supranational - 0.9%
Central American Bank, 4.875%, 2012 (n)	$ 1,426,000	$1,445,036
European Investment Bank, 5.125%, 2017	2,593,000	2,742,310

		$4,187,346
Telecommunications - Wireless - 1.7%
AT&T Wireless Services, Inc., 8.75%, 2031	$ 900,000	$1,048,428
Cingular Wireless LLC, 6.5%, 2011	1,020,000	1,109,497
Cricket Communications, Inc., 7.75%, 2016 (z)	560,000	541,100
Crown Castle International Corp., 9%, 2015	975,000	984,750
Crown Castle International Corp., 7.75%, 2017 (z)	365,000	359,525

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Telecommunications - Wireless - continued
MetroPCS Wireless, Inc., 9.25%, 2014	$ 1,205,000	$1,209,519
Nextel Communications, Inc., 6.875%, 2013	695,000	578,587
Sprint Nextel Corp., 8.375%, 2012	1,290,000	1,270,650
Sprint Nextel Corp., 8.75%, 2032	380,000	300,200
Wind Acquisition Finance S.A., 10.75%, 2015 (z)	408,000	428,400

		$7,830,656
Telephone Services - 0.1%
Frontier Communications Corp., 8.25%, 2014	$ 685,000	$669,588

Tobacco - 0.4%
Altria Group, Inc., 9.7%, 2018	$ 300,000	$341,424
Reynolds American, Inc., 6.75%, 2017	1,790,000	1,687,406

		$2,028,830
Transportation - 0.0%
Peru Enhanced Pass-Through Trust, 0%, 2018 (n)	$ 233,190	$159,735

Transportation - Services - 0.3%
Hertz Corp., 8.875%, 2014	$ 920,000	$837,200
Westinghouse Air Brake Technologies Corp., 6.875%, 2013	370,000	362,600

		$1,199,800
U.S. Government Agencies and Equivalents - 0.7%
Freddie Mac, 5.5%, 2017	$ 3,060,000	$3,410,015

U.S. Treasury Obligations - 4.1%
U.S. Treasury Bonds, 10.625%, 2015	$ 2,010,000	$2,918,582
U.S. Treasury Bonds, 7.5%, 2016	3,450,000	4,430,014
U.S. Treasury Bonds, 6.25%, 2023 (f)	1,800,000	2,183,344
U.S. Treasury Bonds, 5.375%, 2031	477,000	544,451
U.S. Treasury Bonds, 4.5%, 2036	158,000	161,678
U.S. Treasury Bonds, 4.75%, 2037	2,986,200	3,173,303
U.S. Treasury Notes, 9.875%, 2015	3,015,000	4,268,109
U.S. Treasury Notes, 6.375%, 2027	1,410,000	1,773,736

		$19,453,217
Utilities - Electric Power - 4.5%
AES Corp., 8%, 2017	$ 1,590,000	$1,478,700
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (n)	370,000	384,638
Bruce Mansfield Unit, 6.85%, 2034	1,547,000	1,207,584
Calpine Corp., 8%, 2016 (z)	695,000	661,119
CenterPoint Energy, Inc., 6.5%, 2018	400,000	342,466

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Utilities - Electric Power - continued
Dynegy Holdings, Inc., 7.5%, 2015	$ 1,335,000	$1,074,675
Dynegy Holdings, Inc., 7.75%, 2019	635,000	461,963
Edison Mission Energy, 7%, 2017	1,490,000	1,080,250
EDP Finance B.V., 6%, 2018 (n)	798,000	789,078
Enersis S.A., 7.375%, 2014	509,000	547,875
Exelon Generation Co. LLC, 6.95%, 2011	1,492,000	1,573,133
HQI Transelec Chile S.A., 7.875%, 2011	1,500,000	1,560,802
ISA Capital do Brasil S.A., 7.875%, 2012 (n)	149,000	152,725
ISA Capital do Brasil S.A., 7.875%, 2012	922,000	945,050
Mirant Americas Generation LLC, 8.3%, 2011	100,000	99,500
Mirant North America LLC, 7.375%, 2013	1,940,000	1,857,550
NiSource Finance Corp., 7.875%, 2010	687,000	699,117
NorthWestern Corp., 5.875%, 2014	861,000	860,829
NRG Energy, Inc., 7.375%, 2016	1,465,000	1,378,931
RRI Energy, Inc., 7.875%, 2017	971,000	815,640
System Energy Resources, Inc., 5.129%, 2014 (z)	1,495,872	1,378,954
Texas Competitive Electric Holdings LLC, 10.25%, 2015	3,420,000	2,026,350

		$21,376,929
Total Bonds (Identified Cost, $456,747,006)		$435,197,624

Convertible Bonds - 0.0%
Telephone Services - 0.0%
Virgin Media, Inc., 6.5%, 2016 (z) (Identified Cost, $20,449)	$ 35,000	$27,081

Floating Rate Loans (g)(r) - 2.0%
Aerospace - 0.1%
Hawker Beechcraft Acquisition Co. LLC, Letter of Credit, 3.22%, 2014	$ 51,209	$29,388
Hawker Beechcraft Acquisition Co. LLC, Term Loan, 2.61%, 2014	998,639	573,108

		$602,496
Automotive - 0.5%
Accuride Corp., Term Loan, 3%, 2012	$ 90,346	$65,162
Allison Transmission, Inc., Term Loan B, 3.14%, 2014	245,569	189,395
Federal-Mogul Corp., Term Loan B, 2.34%, 2014	331,076	203,888
Ford Motor Co., Term Loan, 3.61%, 2013	549,616	389,026
General Motors, Term Loan B, 8%, 2013	1,002,253	938,777
Goodyear Tire & Rubber Co., Second Lien Term Loan, 2.07%, 2014	480,501	401,744

		$2,187,992

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Broadcasting - 0.0%
Gray Television, Inc., Term Loan, 2014 (o)	$ 90,332	$48,497

Building - 0.0%
Building Materials Holding Corp., Term Loan, 3.06%, 2014	$ 104,259	$87,925

Business Services - 0.1%
First Data Corp., Term Loan B-1, 3.05%, 2014	$ 421,638	$309,114

Cable TV - 0.2%
Charter Communications Operating LLC, Term Loan, 6.25%, 2014	$ 922,272	$781,626
CSC Holdings, Inc., Incremental Term Loan, 2.09%, 2013	330,160	309,422

		$1,091,048
Consumer Goods & Services - 0.0%
KAR Holdings, Inc., Term Loan B, 3.05%, 2013	$ 133,994	$114,732

Electronics - 0.0%
Freescale Semiconductor, Inc., Term Loan B, 2.16%, 2013	$ 285,793	$175,286

Forest & Paper Products - 0.0%
Abitibi-Consolidated, Inc., Term Loan, 11.5%, 2010 (d)	$ 119,955	$91,916

Gaming & Lodging - 0.1%
MGM Mirage, Term Loan, 2011 (o)	$ 301,721	$228,828

Industrial - 0.0%
Oshkosh Truck Corp., Term Loan B, 7.24%, 2013	$ 131,315	$112,438

Printing & Publishing - 0.2%
Nielsen Finance LLC, Term Loan, 2.38%, 2013	$ 765,208	$673,742

Specialty Chemicals - 0.2%
LyondellBasell, DIP Term Loan, 9.16%, 2009 (q)	$ 249,041	$255,143
LyondellBasell, DIP Term Loan B-3, 5.94%, 2009	248,918	198,582
LyondellBasell, Dutch Tranche Revolving Credit Loan, 5.75%, 2013 (o)	15,855	6,659
LyondellBasell, Dutch Tranche Term Loan, 5.75%, 2013 (o)	37,438	15,724
LyondellBasell, German Tranche Term Loan B-1, 6%, 2014 (o)	45,517	19,117
LyondellBasell, German Tranche Term Loan B-2, 6%, 2014 (o)	45,517	19,117
LyondellBasell, German Tranche Term Loan B-3, 6%, 2014 (o)	45,517	19,117
LyondellBasell, U.S. Tranche Revolving Credit Loan, 5.75%, 2013 (o)	59,455	24,971

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Specialty Chemicals - continued
LyondellBasell, U.S. Tranche Term Loan, 5.75%, 2013 (o)	$ 113,278	$47,577
LyondellBasell, U.S. Tranche Term Loan B-1, 7%, 2014 (o)	197,512	82,955
LyondellBasell, U.S. Tranche Term Loan B-2, 7%, 2014 (o)	197,512	82,955
LyondellBasell, U.S. Tranche Term Loan B-3, 7%, 2014 (o)	197,512	82,955

		$854,872
Specialty Stores - 0.1%
Michaels Stores, Inc., Term Loan B, 2.67%, 2013 (o)	$ 824,263	$588,662

Utilities - Electric Power - 0.5%
Calpine Corp., DIP Term Loan, 4.09%, 2014 (o)	$ 1,003,510	$865,998
NRG Energy, Inc., Letter of Credit, 2.82%, 2013 (o)	110,972	102,638
NRG Energy, Inc., Term Loan, 2.97%, 2013 (o)	208,104	192,474
Texas Competitive Electric Holdings Co. LLC, Term Loan B-3, 3.88%, 2014 (o)	1,368,163	935,140

		$2,096,250
Total Floating Rate Loans (Identified Cost, $9,256,121)		$9,263,798

Common Stocks - 0.0%
Printing & Publishing - 0.0%
American Media, Inc. (a)	1,991	$2,667
Golden Books Family Entertainment, Inc. (a)	3,683	0
Total Common Stocks (Identified Cost, $4,261)		$2,667

Preferred Stocks - 0.0%
Financial Institutions - 0.0%
Preferred Blocker, Inc., 7% (z) (Identified Cost, $327,250)	425	$179,257

Money Market Funds (v) - 4.6%
MFS Institutional Money Market Portfolio, 0.23%, at Cost and Net Asset Value	21,611,744	$21,611,744
Issuer/Expiration Date/Strike Price	Number of Contracts
Call Options Purchased - 0.0%
U.S. Treasury Note 10 year Futures - June 2009 @ $118 (a) (Premiums Paid, $39,224)	64	$59,000
Total Investments (Identified Cost, $488,006,055)		$466,341,171

Other Assets, Less Liabilities - 1.4%		6,741,031
Net Assets - 100.0%		$473,082,202

Portfolio of Investments (unaudited) – continued

(a)	Non-income producing security.

(d)	Non-income producing security – in default.

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.

(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $59,938,511, representing 12.7% of net assets.

(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown represents the weighted average coupon rate for settled amounts.

(p)	Payment-in-kind security.

(q)	All or a portion of this position represents an unfunded loan commitment. The rate shown represents a weighted average coupon rate on the full position, including the unfunded loan commitment which has no current coupon rate.

(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
AMC Entertainment, Inc., 8.75%, 2019	5/28/09	$640,195	$635,250
American Media Operations, Inc., 9%, 2013	1/29/09 - 4/15/09	6,534	5,064
American Media Operations, Inc., 14%, 2013	1/29/09 - 4/15/09	57,792	41,538
Ameristar Casinos, Inc., 9.25%, 2014	5/12/09	296,165	308,050
Anheuser-Busch Companies, Inc., 6.875%, 2019	5/11/09	1,295,112	1,314,882
Ashland, Inc., 9.125%, 2017	5/19/09 - 5/29/09	712,122	740,950
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.116%, 2040	3/01/06	1,160,000	427,692
Bosphorus Financial Services Ltd., FRN, 2.683%, 2012	3/08/05	1,031,250	893,763
Calpine Corp., 8%, 2016	5/12/09	663,760	661,119
Cellu Tissue Holdings, Inc., 11.5%, 2014	5/19/09	742,034	752,675
Cricket Communications, Inc., 7.75%, 2016	5/28/09 - 5/29/09	539,314	541,100
Crown Castle International Corp., 7.75%, 2017	4/15/09	354,470	359,525
DLJ Commercial Mortgage Corp., 6.04%, 2031	7/23/04	1,969,453	1,775,172
Emirate of Abu Dhabi, 6.75%, 2019	4/01/09	216,348	226,276

Portfolio of Investments (unaudited) – continued

Restricted Securities - (continued)	Acquisition Date	Cost	Current Market Value
Firekeepers Development Authority, 13.875%, 2015	4/22/08	$262,955	$243,000
GMAC LLC, 6.875%, 2011	12/26/08 - 5/21/09	1,980,031	2,079,980
GMAC LLC, 7%, 2012	1/23/09	332,673	398,125
GMAC LLC, 6.75%, 2014	2/09/09	409,843	513,525
GMAC LLC, 8%, 2031	12/26/08 - 4/30/09	544,949	599,250
Harrah’s Operating Co., Inc., 11.25%, 2017	5/27/09	269,430	271,600
Harrah’s Operating Co., Inc., 10%, 2018	1/30/08 - 5/12/09	702,806	490,613
Harrah’s Operating Co., Inc., 10%, 2018	1/30/08 - 10/03/08	2,022,754	1,351,020
Host Hotels & Resorts, Inc., 9%, 2017	5/05/09	125,600	122,200
Kookmin Bank, 7.25%, 2014	5/06/09	592,144	609,193
Local TV Finance LLC, 9.25%, 2015	11/09/07 - 9/08/08	772,491	121,125
MGM Mirage, 10.375%, 2014	5/14/09	140,939	149,350
MGM Mirage, 11.125%, 2017	5/14/09	355,330	382,338
MarkWest Energy Partners LP, 6.875%, 2014	5/20/09	561,945	579,600
National Power Corp., 7.25%, 2019	5/19/09	749,935	765,160
Nexstar Broadcasting Group, Inc., 0.5% to 2011, 7% to 2014	5/07/08 - 6/10/08	399,414	144,176
PNC Mortgage Acceptance Corp., FRN, 7.1%, 2032	3/25/08	2,510,000	2,332,588
Preferred Blocker, Inc., 7% (Preferred Stock)	12/26/08	327,250	179,257
Psychiatric Solutions, Inc., 7.75%, 2015	5/04/09	230,992	231,400
Qwest Corp., 8.375%, 2016	4/07/09	257,429	273,135
SandRidge Energy, Inc., 9.875%, 2016	5/11/09	239,484	238,125
Spirit Master Funding LLC, 5.05%, 2023	7/15/05	1,640,511	1,185,273
System Energy Resources, Inc., 5.129%, 2014	4/16/04	1,495,872	1,378,954
Virgin Media, Inc., 6.5%, 2016	5/29/09	20,449	27,081
Wind Acquisition Finance S.A., 10.75%, 2015	3/19/08	409,020	428,400
Total Restricted Securities			$23,777,524
% of Net Assets			5.0%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation
CLN	Credit-Linked Note
DIP	Debtor-in-Possession
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Portfolio of Investments (unaudited) – continued

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
SEK	Swedish Krona

Derivative Contracts at 5/31/09

Forward Foreign Currency Exchange Contracts at 5/31/09

Type	Currency	Counterparty	Contracts to Deliver/ Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Appreciation – Asset Derivatives
BUY	AUD	UBS AG	1,142,131	7/01/09	$878,988	$912,790	$33,802
BUY	EUR	Citibank	250,000	7/20/09	348,690	353,293	4,603
BUY	EUR	Credit Suisse Group	25,548	7/20/09	35,155	36,104	949
BUY	EUR	UBS AG	158,719	7/15/09	216,487	224,306	7,819
BUY	GBP	Deutsche Bank	745,528	7/15/09	1,168,987	1,204,807	35,820
BUY	JPY	UBS AG	404,692,015	7/21/09	4,236,992	4,249,780	12,788

							$95,781

Depreciation – Liability Derivatives
SELL	AUD	UBS AG	1,082,577	7/01/09	$779,985	$865,194	$(85,209)
SELL	CAD	UBS AG	1,809,831	8/17/09	1,548,373	1,658,552	(110,179)
SELL	CHF	Deutsche Bank	1,288,224	7/27/09	1,184,786	1,207,176	(22,390)
SELL	EUR	JPMorgan Chase Bank	239,558	7/20/09	325,080	338,536	(13,456)
SELL	EUR	UBS AG	34,345,521	7/20/09	46,610,307	48,536,057	(1,925,750)
SELL	GBP	Barclays Bank	1,425,331	7/15/09	2,159,604	2,303,401	(143,797)
SELL	GBP	Deutsche Bank	1,425,331	7/15/09	2,159,918	2,303,401	(143,483)
BUY	IDR	Merrill Lynch International	12,066,614,146	6/26/09	1,166,984	1,166,488	(496)
BUY	INR	Deutsche Bank	55,054,935	6/26/09	1,168,398	1,165,751	(2,647)
SELL	JPY	JPMorgan Chase Bank	2,040,989,486	7/15/09	21,330,074	21,431,600	(101,526)
SELL	SEK	UBS AG	2,672,140	6/29/09	329,148	353,096	(23,948)

							$(2,572,881)

Portfolio of Investments (unaudited) – continued

Futures contracts outstanding at 5/31/09

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr (Long)	USD	58	$6,824,063	Sep-09	$22,453

Swap Agreements at 5/31/09

Expiration	Notional Amount	Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swaps
6/20/13	USD 1,120,000	Morgan Stanley Capital Services, Inc.	(1)	1.48% (fixed rate)	$6,047

(1)	Fund, as protection buyer, to receive notional amount upon a defined credit event by Weyerhaeuser Co., 7.125%, 7/15/23.

At May 31, 2009, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

See Notes to Financial Statements

Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

At 5/31/09 (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

Assets
Investments-
Non-affiliated issuers, at value (identified cost, $466,394,311)	$444,729,427
Underlying funds, at cost and value	21,611,744
Total investments, at value (identified cost, $488,006,055)		$466,341,171
Cash	270,927
Restricted cash	228,000
Receivables for
Forward foreign currency exchange contracts	95,781
Daily variation margin on open futures contracts	113,281
Investments sold	6,289,464
Interest and dividends	7,821,834
Swaps, at value	6,047
Other assets	42,081
Total assets		$481,208,586
Liabilities
Payables for
Distributions	$151,508
Forward foreign currency exchange contracts	2,572,881
Investments purchased	5,037,920
Payable to affiliates
Management fee	27,999
Transfer agent and dividend disbursing costs	18,714
Administrative services fee	1,092
Payable for independent trustees’ compensation	147,642
Accrued expenses and other liabilities	168,628
Total liabilities		$8,126,384
Net assets		$473,082,202
Net assets consist of
Paid-in capital	$581,895,136
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(24,037,381)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(82,912,319)
Accumulated distributions in excess of net investment income	(1,863,234)
Net assets		$473,082,202
Shares of beneficial interest outstanding		54,871,740
Net asset value per share (net assets of $473,082,202 / 54,871,740 shares of beneficial interest outstanding)		$8.62

See Notes to Financial Statements

Financial Statements

STATEMENT OF OPERATIONS

Six months ended 5/31/09 (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Net investment income
Income
Interest	$16,662,142
Dividends from underlying funds	19,158
Dividends	11,535
Foreign taxes withheld	(11,739)
Total investment income		$16,681,096
Expenses
Management fee	$1,514,982
Transfer agent and dividend disbursing costs	50,506
Administrative services fee	49,779
Independent trustees’ compensation	49,937
Stock exchange fee	23,433
Custodian fee	65,205
Shareholder communications	56,856
Auditing fees	32,862
Legal fees	19,107
Miscellaneous	63,476
Total expenses		$1,926,143
Fees paid indirectly	(518)
Reduction of expenses by investment adviser	(1,638)
Net expenses		$1,923,987
Net investment income		$14,757,109
Realized and unrealized gain (loss) on investments and foreign currency transactions
Realized gain (loss) (identified cost basis)
Investment transactions	$(10,612,269)
Futures contracts	(1,608,107)
Swap transactions	(188,210)
Foreign currency transactions	(781,000)
Net realized gain (loss) on investments and foreign currency transactions		$(13,189,586)
Change in unrealized appreciation (depreciation)
Investments	$66,340,741
Futures contracts	651,374
Swap transactions	53,526
Translation of assets and liabilities in foreign currencies	(4,634,641)
Net unrealized gain (loss) on investments and foreign currency translation		$62,411,000
Net realized and unrealized gain (loss) on investments and foreign currency		$49,221,414
Change in net assets from operations		$63,978,523

See Notes to Financial Statements

Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 5/31/09	Year ended 11/30/08
Change in net assets	(unaudited)
From operations
Net investment income	$14,757,109	$26,101,970
Net realized gain (loss) on investments and foreign currency transactions	(13,189,586)	(297,035)
Net unrealized gain (loss) on investments and foreign currency translation	62,411,000	(94,541,903)
Change in net assets from operations	$63,978,523	$(68,736,968)
Distributions declared to shareholders
From net investment income	$(18,392,367)	$(28,101,857)
Change in net assets from fund share transactions	$(796,999)	$(2,137,517)
Total change in net assets	$44,789,157	$(98,976,342)
Net assets
At beginning of period	428,293,045	527,269,387
At end of period (including accumulated distributions in excess of net investment income of $1,863,234 and undistributed net investment income of $1,772,024)	$473,082,202	$428,293,045

See Notes to Financial Statements

Financial Statements

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

	Six months ended 5/31/09 (unaudited)		Years ended 11/30
			2008	2007	2006	2005	2004

Net asset value, beginning of period	$7.79		$9.54	$9.64	$9.58	$9.71	$9.58
Income (loss) from investment operations
Net investment income (d)	$0.27		$0.47	$0.46	$0.44	$0.45	$0.49
Net realized and unrealized gain (loss) on investments and foreign currency	0.90		(1.72)	(0.08)	0.09	(0.09)	0.17
Total from investment operations	$1.17		$(1.25)	$0.38	$0.53	$0.36	$0.66
Less distributions declared to shareholders
From net investment income	$(0.34)		$(0.51)	$(0.48)	$(0.49)	$(0.51)	$(0.55)
Net increase from repurchase of capital shares	$ 0.00	(w)	$0.01	$—	$0.02	$0.02	$0.02
Net asset value, end of period	$8.62		$7.79	$9.54	$9.64	$9.58	$9.71
Per share market value, end of period	$7.93		$6.88	$8.30	$8.51	$8.43	$8.71
Total return at market value (%)	20.46	(n)	(11.63)	3.20	6.98	2.57	5.52
Total return at net asset value (%) (r)(s)	15.65	(n)	(12.95)	4.71	6.64	4.56	7.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.87	(a)	0.78	0.73	0.76	0.79	0.80
Expenses after expense reductions (f)	0.86	(a)	0.78	0.73	0.76	0.79	0.80
Net investment income	6.63	(a)	5.18	4.89	4.62	4.64	5.11
Portfolio turnover	37		58	58	57	73	70
Net assets at end of period (000 omitted)	$473,082		$428,293	$527,269	$532,823	$539,491	$558,440

(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would have been lower.
(w)	Per share amount was less than $0.01.

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

(unaudited)

(1)	Business and Organization

MFS Charter Income Trust (the fund) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a closed-end management investment company.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund may invest a significant portion of its assets in asset-backed and/or mortgage backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. For securities held short for which there were no sales

Notes to Financial Statements (unaudited) – continued

reported for that day, the position is generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued using an external pricing model that uses market data from a third-party source. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swaps are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many

Notes to Financial Statements (unaudited) – continued

types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities carried at market value. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and

Notes to Financial Statements (unaudited) – continued

written options. The following is a summary of the levels used as of May 31, 2009 in valuing the fund’s assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$21,670,744	$444,667,760	$2,667	$466,341,171
Other Financial Instruments	$22,453	$(2,471,053)	$—	$(2,448,600)

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of Level 3 securities held at the beginning and the end of the period.

	Investments in Securities	Other Financial Instruments
Balance as of 11/30/08	$—	$—
Accrued discounts/premiums	—	—
Realized gain (loss)	—	—
Change in unrealized appreciation (depreciation)	(1,593)	—
Net purchases (sales)	4,260	—
Transfers in and/or out of Level 3	—	—
Balance as of 5/31/09	$2,667	$—

In April 2009, FASB Staff Position (FSP) 157-4 was issued and is effective for financial statements issued for fiscal years and interim periods ending after June 15, 2009. FSP 157-4 clarifies FASB Statement No. 157, Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. Management is evaluating the application of the FSP to the fund, and believes the impact resulting from the adoption of this FSP will be limited to expanded disclosure in the fund’s financial statements.

Repurchase Agreements – The fund may enter into repurchase agreements with approved counterparties. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund and other funds managed by Massachusetts Financial Services Company (MFS) may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency

Notes to Financial Statements (unaudited) – continued

exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund may use derivatives for different purposes, including to earn income and enhance returns, to increase or decrease exposure to a particular market, to manage or adjust the risk profile of the fund, or as alternatives to direct investments. Derivatives may be used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

In this reporting period the fund adopted FASB Statement No. 161, Disclosure about Derivative Instruments and Hedging Activities (“FAS 161”), and FASB Staff Position FAS No. 133-1 and FIN 45-4, Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FAS 161 (“FSP FAS 133-1”).

FAS 161 amends FASB Statement No. 133, Accounting for Derivatives and Hedging Activities (“FAS 133”). FAS 161 provides enhanced disclosures about the fund’s use of and accounting for derivative instruments and the effect of derivative instruments on the fund’s results of operations and financial position. Under FAS 161, tabular disclosure regarding derivative fair value and gain/loss by contract type (e.g., interest rate contracts, foreign exchange contracts, credit contracts, etc.) is required and derivatives accounted for as hedging instruments under FAS 133 must be disclosed separately from derivatives that do not qualify for hedge accounting under FAS 133. Because investment companies account for their derivatives at fair value and record any changes in fair value in current period earnings, the fund’s derivatives are not accounted for as hedging instruments under FAS 133. As such, even though the fund may use derivatives in an attempt to achieve an economic hedge, the fund’s derivatives are not considered to be hedging instruments under FAS 133.

FSP FAS 133-1 amends FAS 133 to require sellers of credit derivatives to make disclosures that will enable financial statement users to assess the potential

Notes to Financial Statements (unaudited) – continued

effects of those credit derivatives on an entity’s financial position, financial performance and cash flows. As defined by FSP FAS 133-1, a credit derivative is a derivative instrument (a) in which one or more of the derivative’s underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities and (b) that exposes the seller to potential loss from credit-risk-related events specified in the derivative contract. The seller (or writer) is the party that provides the credit protection and assumes the credit risk on a credit derivatives contract, such as a credit default swap. Accordingly, appropriate disclosures have been included within the Swap Agreements table in the Portfolio of Investments and Significant Accounting Policies.

As defined under FAS 133, derivative instruments include written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at May 31, 2009:

		Asset Derivatives			Liability Derivatives
		Location on Statement of Assets and Liabilities	Fair Value		Location on Statement of Assets and Liabilities	Fair Value
Interest Rate Contracts	Interest Rate Futures	Unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	$22,453	(a)	Unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	$— (a)
	Interest Rate Options Purchased	Total investments, at value	59,000		Total investments, at value	—
Foreign Exchange Contracts	Forward Foreign Currency Exchange Contracts	Receivable for forward foreign currency exchange contracts	95,781		Payable for forward foreign currency exchange contracts	(2,572,881)
Credit Contracts	Credit Default Swaps	Swaps, at value	6,047		Swaps, at value	—
Total Derivatives not Accounted for as Hedging Instruments Under FAS 133			$183,281			$(2,572,881)

Notes to Financial Statements (unaudited) – continued

(a)	Includes cumulative appreciation/depreciation of futures contracts as reported in the fund’s Portfolio of Investments. Only the current day’s variation margin for futures contracts is reported within the fund’s Statement of Assets and Liabilities.

The following table presents by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended May 31, 2009 as reported in the Statement of Operations:

	Futures Contracts	Foreign Currency Transactions	Swap Transactions	Total
Interest Rate Contracts	$(1,608,107)	$—	$—	$(1,608,107)
Foreign Exchange Contracts	—	(714,491)	—	(714,491)
Credit Contracts	—	—	(188,210)	(188,210)
Total	$(1,608,107)	$(714,491)	$(188,210)	$(2,510,808)

The following table presents by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended May 31, 2009 as reported in the Statement of Operations:

	Investments (i.e., Purchased Options)	Futures Contracts	Translation of Assets and Liabilities in Foreign Currencies	Swap Transactions	Total
Interest Rate Contracts	$19,776	$651,374	$—	$—	$671,150
Foreign Exchange Contracts	—	—	(4,859,045)	—	(4,859,045)
Credit Contracts	—	—	—	53,526	53,526
Total	$19,776	$651,374	$(4,859,045)	$53,526	$(4,134,369)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk by entering into an ISDA Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any. However, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in

Notes to Financial Statements (unaudited) – continued

an offset of reported balance sheet assets and liabilities across transactions between the fund and the applicable counterparty.

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearing house for exchange traded derivatives (i.e., futures and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forwards, swaps and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash collateral that has been pledged to cover obligations of the fund under derivative contracts will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities collateral pledged for the same purpose is noted in the Portfolio of Investments.

Purchased Options – The fund may purchase call or put options for a premium. Purchased options entitle the holder to buy or sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may be used to hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or to increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities or currency.

The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased option, the premium paid is either added to the cost of the security or financial instrument in the case of a call option, or offset against the proceeds on the sale of the underlying security or financial instrument in the case of a put option, in order to determine the realized gain or loss on investments.

The risk in purchasing an option is that the fund pays a premium whether or not the option is exercised. The fund’s maximum risk of loss due to counterparty credit risk is limited to the market value of the option. For over-the-counter options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Notes to Financial Statements (unaudited) – continued

Futures Contracts – The fund may use futures contracts to gain or to hedge against broad market, interest rate or currency exposure. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Forward Foreign Currency Exchange Contracts – The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency transactions.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. The fund’s maximum risk

Notes to Financial Statements (unaudited) – continued

due to counterparty credit risk is the notional amount of the contract. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Swap Agreements – The fund may enter into swap agreements. A swap is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap transactions in the Statement of Operations. The value of the swap, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded on the Statement of Assets and Liabilities. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap transactions in the Statement of Operations. Amounts paid or received at the inception of the swap are reflected as premiums paid or received on the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap transactions in the Statement of Operations.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. To address counterparty risk, swap transactions are limited to only highly-rated counterparties. The risk is further mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

The fund may enter into credit default swaps to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap, the protection buyer can make an upfront payment and will make a stream of payments based on a fixed percentage applied to the contract notional amount to the protection seller in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the rare cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable reference obligation. Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure

Notes to Financial Statements (unaudited) – continued

to pay, restructuring, obligation acceleration, obligation default, or repudiation/ moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap’s notional amount is recorded as realized gain or loss on swap transactions in the Statement of Operations.

Credit default swaps are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. As discussed earlier in this note, any collateral requirements for these swaps are based generally on the market value of the swap netted against collateral requirements for other types of over-the-counter derivatives traded under each counterparty’s ISDA Master Agreement. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the contract’s deliverable obligation.

The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Hybrid Instruments – The fund may invest in indexed or hybrid securities on which any combination of interest payments, the principal or stated amount payable at maturity is determined by reference to prices of other securities, currencies, indices, economic factors or other measures, including interest rates, currency exchange rates, or securities indices. The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, swaps, options, futures and currencies. Hybrid instruments are potentially more volatile and carry greater market risks than traditional debt instruments. Depending on the structure of the particular hybrid instrument, changes in a benchmark, underlying assets or economic indicator may be magnified by the terms of the hybrid instrument and have an even more dramatic and substantial effect upon the value of the hybrid instrument. Also, the prices of the hybrid instrument and the benchmark, underlying asset or economic indicator may not move in the same direction or at the same time.

Notes to Financial Statements (unaudited) – continued

Loans and Other Direct Debt Instruments – The fund may invest in loans and loan participations or other receivables. These investments may include standby financing commitments, including revolving credit facilities, which obligate the fund to supply additional cash to the borrower on demand. At May 31, 2009, the portfolio had unfunded loan commitments of $82,988, which could be extended at the option of the borrower and which are covered by sufficient cash and/or liquid securities held by the fund. The market value and obligation of the fund on these unfunded loan commitments is included in Investments, at value and Payable for investments purchased, respectively, on the Statement of Assets and Liabilities. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary.

Indemnifications – Under the fund’s organizational documents, its officers and trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. The fund earns certain fees in connection with its floating rate loan purchasing activities. These fees are in addition to interest payments earned and may include amendment fees, commitment fees, facility fees, consent fees, and prepayment fees. Commitment fees are recorded on an accrual basis as income in the accompanying financial statements. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended May 31, 2009, is shown as a reduction of total expenses on the Statement of Operations.

Notes to Financial Statements (unaudited) – continued

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income taxes is required. The fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to amortization and accretion of debt securities, straddle loss deferrals, foreign currency transactions, and derivative transactions.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

11/30/08
Ordinary income (including any short-term capital gains)	$28,101,857

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 5/31/09
Cost of investments	$488,176,171
Gross appreciation	19,469,445
Gross depreciation	(41,304,445)
Net unrealized appreciation (depreciation)	$(21,835,000)

As of 11/30/08
Undistributed ordinary income	$4,491,577
Capital loss carryforwards	(66,111,175)
Other temporary differences	(708,300)
Net unrealized appreciation (depreciation)	(92,071,192)

Notes to Financial Statements (unaudited) – continued

The aggregate cost above includes prior fiscal year end tax adjustments.

As of November 30, 2008, the fund had capital loss carryforwards available to offset future realized gains. Such losses expire as follows:

11/30/09	$(21,374,410)
11/30/10	(23,905,212)
11/30/14	(5,504,781)
11/30/15	(2,469,155)
11/30/16	(12,857,617)
$(66,111,175)

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.32% of the fund’s average daily net assets and 4.57% of gross income. Gross income is calculated based on tax elections that generally include the accretion of discount and exclude the amortization of premium, which may differ from investment income reported in the Statement of Operations. The management fee, from net assets and gross income, incurred for the six months ended May 31, 2009 was equivalent to an annual effective rate of 0.68% of the fund’s average daily net assets.

Transfer Agent – The fund engages Computershare Trust Company, N.A. (“Computershare”) as the sole transfer agent for the fund. MFS Service Center, Inc. (MFSC) monitors and supervises the activities of Computershare for an agreed upon fee approved by the Board of Trustees. For the six months ended May 31, 2009, these fees paid to MFSC amounted to $17,802. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended May 31, 2009, the fund did not pay any out-of-pocket expenses to MFSC.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended May 31, 2009 was equivalent to an annual effective rate of 0.0224% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to trustees or to officers of the fund who are also

Notes to Financial Statements (unaudited) – continued

officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and trustees of the fund are officers or directors of MFS and MFSC.

For certain independent Trustees who retired on or before December 31, 2001, the fund has an unfunded, defined benefit plan which resulted in a pension expense of $2,405. For certain independent Trustees who served on the Board as of December 31, 2001, the fund also has an unfunded retirement benefit deferral plan which resulted in an expense of $7,426. Both amounts are included in independent trustees’ compensation for the six months ended May 31, 2009. The liability for deferred retirement benefits payable to certain independent trustees under both plans amounted to $139,080 at May 31, 2009, and is included in payable for independent trustees’ compensation.

Deferred Trustee Compensation – Under a Deferred Compensation Plan (the Plan) independent trustees previously were allowed to elect to defer receipt of all or a portion of their annual compensation. Effective January 1, 2005, trustees are no longer allowed to defer compensation under the Plan. Amounts previously deferred are treated as though equivalent dollar amounts had been invested in shares of certain MFS funds selected by the trustee. Deferred amounts represent an unsecured obligation of the fund until distributed in accordance with the Plan. Included in other assets and payable for independent trustees’ compensation is $8,520 of deferred trustees’ compensation.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended May 31, 2009, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $3,458 and are included in miscellaneous expense on the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,638, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$7,910,260	$62,009,234
Investments (non-U.S. Government securities)	$150,627,585	$108,361,922

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The Trustees have authorized the repurchase by the fund of up to 10% annually of its own shares of beneficial interest. The fund repurchased and retired 114,800 shares of beneficial interest during the six months ended May 31, 2009 at an average price per share of $6.94 and a weighted average discount of 11.07% per share. The fund repurchased and retired 277,999 shares of beneficial interest during the year ended November 30, 2008 at an average price per share of $7.71 and a weighted average discount of 13.97% per share. Transactions in fund shares were as follows:

	Six months ended 5/31/09		Year ended 11/30/08
	Shares	Amount	Shares	Amount
Treasury shares reacquired	(114,800)	$(796,999)	(277,999)	$(2,137,517)

(6)	Loan Agreement

At May 31, 2009, the fund had a credit agreement with a bank for a revolving line of credit that can be drawn upon up to $100,000,000. The credit agreement matures on August 28, 2009. Borrowing under the agreement can be made for liquidity or leverage purposes. Interest is charged at a rate per annum equal to LIBOR plus 1.00% or an alternate rate, at the option of the borrower, stated as the greater of the Federal Funds Rate plus 0.50% or the bank’s prime lending rate. The fund did not incur any borrowings under this agreement at May 31, 2009. The fund did incur a commitment fee of $53,272 during the period, which is based on the average daily unused portion of the line of credit. The fund is subject to certain covenants including, but not limited to, requirements with respect to asset coverage, portfolio diversification and liquidity.

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	87,553,039	(65,941,295)	21,611,744

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$19,158	$21,611,744

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of the MFS Charter Income Trust

We have reviewed the accompanying statement of assets and liabilities of the MFS Charter Income Trust (the Fund), including the portfolio of investments, as of May 31, 2009, and the related statements of operations, changes in net assets, and financial highlights for the six-month period ended May 31, 2009. These interim financial statements and financial highlights are the responsibility of the Fund’s management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the accompanying interim financial statements and financial highlights for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the statement of changes in net assets for the year ended November 30, 2008, and financial highlights for each of the five years in the period ended November 30, 2008, and in our report dated January 20, 2009, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.

Boston, Massachusetts

July 17, 2009

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s two most recent reviews and renewals of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Closed End Funds” in the “Products and Performance” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling
1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, 2008 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1.800.SEC.0330. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT US

Transfer Agent, Registrar and Dividend Disbursing Agent

Call

1-800-637-2304

9 a.m. to 5 p.m. Eastern time

Write

Computershare Trust Company, N.A.

P.O. Box 43078

Providence, RI 02940-3078

500 Boylston Street, Boston, MA 02116	New York Stock Exchange Symbol: MCR

ITEM 2.	CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to any element of the Code’s definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable for semi-annual reports.

ITEM 6.	SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There were no changes during this period.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

MFS Charter Income Trust

Period	(a) Total number of Shares Purchased	(b) Average Price Paid per Share	(c) Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares that May Yet Be Purchased under the Plans or Programs
12/01/08-12/31/08	114,800	7.79	114,800	5,133,654
1/01/09-1/31/09	0	N/A	0	5,113,654
2/01/09-2/28/09	0	N/A	0	5,113,654
3/01/09-3/31/09	0	N/A	0	5,487,174
4/01/09-4/30/09	0	N/A	0	5,487,174
5/01/09-5/31/09	0	N/A	0	5,487,174

Total	114,800		114,800

Note: The Board of Trustees approves procedures to repurchase shares annually. The notification to shareholders of the program is part of the semi-annual and annual reports sent to shareholders. These annual programs begin on March 1st of each year. The programs conform to the conditions of Rule 10b-18 of the securities Exchange Act of 1934 and limit the aggregate number of shares that may be purchased in each annual period (March 1 through the following February 28) to 10% of the Registrant’s outstanding shares as of the first day of the plan year (March 1). The aggregate number of shares available for purchase for the March 1, 2009 plan year is 5,487,174.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant MFS CHARTER INCOME TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: July 17, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: July 17, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 17, 2009

*	Print name and title of each signing officer under his or her signature.